OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSETS [Abstract]
Schedule of Other Long-term Assets
	December 31,
	2011	2012
Prepayment for use right of certain equipment (a)	$3,000,000	$5,000,000
Rental deposits and others	586,701	484,767
	$3,586,701	$5,484,767

(a)	In October 2011, the Company entered into a Technical Cooperation Agreement with a third party, pursuant to which the Company and the third party would jointly set up a laboratory, for the purpose of testing in connection with the next generation telecommunication techniques. The Company's obligation is to contribute cash of $5 million, which is estimated to be approximately half the expenditure budget to set up the laboratory. The laboratory will be jointly owned by the Company and the third party. As of December 31, 2012, the Company had contributed $5 million in cash. The construction of the laboratory was completed in early 2013 and the Company will amortize the prepayment over the expected life of the laboratory of three years from 2013.